Consolidated Balance Sheets - USD ($) $ in Thousands	Apr. 30, 2019	Apr. 30, 2018
Current assets:
Cash and cash equivalents	$ 298,000	$ 50,941
Restricted cash	2,280	668
Accounts receivable, net of allowance for doubtful accounts of $1,411 and $776 as of April 30, 2019 and April 30, 2018, respectively	81,274	53,233
Deferred contract acquisition costs	17,215	12,125
Prepaid expenses and other current assets	30,872	15,261
Total current assets	429,641	132,228
Property and equipment, net	5,448	4,536
Goodwill	19,846	19,182
Intangible assets, net	6,723	8,297
Deferred contract acquisition costs, non-current	8,935	5,954
Deferred offering costs		242
Deferred tax assets	1,748	3,946
Other assets	13,397	8,628
Total assets	485,738	183,013
Current liabilities:
Accounts payable	4,450	2,176
Accrued expenses and other liabilities	18,740	11,816
Accrued compensation and benefits	22,147	15,191
Deferred revenue	158,243	95,929
Total current liabilities	203,580	125,112
Deferred revenue, non-current	12,423	6,632
Other liabilities, non-current	6,723	3,877
Total liabilities	222,726	135,621
Commitments and contingencies (Note 7)
Redeemable convertible preference shares, par value €0.001 per share; No shares authorized, issued, or outstanding as of April 30, 2019; 29,026,193 shares authorized; 28,939,466 shares issued and outstanding as of April 30, 2018		200,921
Shareholders’ equity (deficit):
Convertible preference shares, €0.01 par value; 165,000,000 shares authorized, 0 shares issued and outstanding as of April 30, 2019; 0 shares authorized, issued and outstanding as of April 30, 2018
Ordinary shares	754	33
Treasury stock, 35,937 shares (repurchased at an average price of $10.30 per share)	(369)	(369)
Additional paid-in capital	581,135	62,542
Accumulated other comprehensive loss	(1,431)	(961)
Accumulated deficit	(317,077)	(214,774)
Total shareholders’ equity (deficit)	263,012	(153,529)
Total liabilities, redeemable convertible preference shares and shareholders’ equity (deficit)	$ 485,738	$ 183,013